Schedule of Investments (unaudited) June 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	1,725,380	$110,786,650
Curtiss-Wright Corp.(b)	1,246,121	158,419,363
Teledyne Technologies Inc.(a)(b)	1,056,067	289,225,069

		558,431,082

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	2,680,730	154,973,001

Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	8,740,031	161,603,173

Auto Components — 1.1%
Adient PLC	2,536,605	61,563,403
Dana Inc.	4,198,974	83,727,542
Delphi Technologies PLC	2,580,837	51,616,740
Gentex Corp.	7,447,255	183,276,946
Goodyear Tire & Rubber Co. (The)	6,780,281	103,738,299
Visteon Corp.(a)(b)	827,495	48,474,657

		532,397,587

Automobiles — 0.2%
Thor Industries Inc.	1,528,322	89,330,421

Banks — 7.1%
Associated Banc-Corp.	4,774,226	100,927,138
BancorpSouth Bank	2,687,051	78,031,961
Bank of Hawaii Corp.	1,197,521	99,286,466
Bank OZK	3,530,550	106,234,250
Cathay General Bancorp.	2,225,908	79,932,356
Chemical Financial Corp.	2,088,377	85,853,178
Commerce Bancshares Inc.	2,865,082	170,930,792
Cullen/Frost Bankers Inc.	1,840,408	172,372,613
East West Bancorp. Inc.	4,241,608	198,380,006
First Financial Bankshares Inc.	3,958,245	121,874,364
First Horizon National Corp.	9,213,756	137,561,377
FNB Corp.	9,470,498	111,467,761
Fulton Financial Corp.	4,921,244	80,560,764
Hancock Whitney Corp.	2,498,056	100,072,123
Home BancShares Inc./AR	4,505,794	86,781,592
International Bancshares Corp.	1,591,222	60,004,982
PacWest Bancorp.	3,451,120	134,006,990
Pinnacle Financial Partners Inc.	2,113,538	121,486,164
Prosperity Bancshares Inc.	1,938,656	128,048,229
Signature Bank/New York NY	1,605,527	194,011,883
Sterling Bancorp./DE	6,122,626	130,289,481
Synovus Financial Corp.	4,601,647	161,057,645
TCF Financial Corp.	4,803,224	99,859,027
Texas Capital Bancshares Inc.(a)(b)	1,465,963	89,966,149
Trustmark Corp.	1,883,362	62,621,787
UMB Financial Corp.	1,289,852	84,898,059
Umpqua Holdings Corp.	6,427,686	106,635,311
United Bankshares Inc./WV	2,982,760	110,630,568
Valley National Bancorp.	9,694,237	104,503,875
Webster Financial Corp.	2,684,071	128,218,072
Wintrust Financial Corp.	1,656,238	121,170,372

		3,567,675,335

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	255,576	96,546,390

Biotechnology — 0.7%
Exelixis Inc.(a)(b)	8,793,298	187,912,778

Security	Shares	Value

Biotechnology (continued)
Ligand Pharmaceuticals Inc.(a)(b)	569,160	$64,969,614
United Therapeutics Corp.(a)(b)	1,280,656	99,968,008

		352,850,400

Building Products — 1.0%
Lennox International Inc.	1,028,980	282,969,500
Resideo Technologies Inc.(a)(b)	3,575,466	78,374,215
Trex Co. Inc.(a)(b)	1,709,227	122,551,576

		483,895,291

Capital Markets — 2.6%
Eaton Vance Corp., NVS	3,332,655	143,737,410
Evercore Inc., Class A	1,196,064	105,935,388
FactSet Research Systems Inc.	1,114,798	319,456,515
Federated Investors Inc., Class B	2,803,336	91,108,420
Interactive Brokers Group Inc., Class A(b)	2,193,281	118,875,830
Janus Henderson Group PLC	4,760,797	101,881,056
Legg Mason Inc.	2,530,190	96,855,673
SEI Investments Co.	3,734,230	209,490,303
Stifel Financial Corp.	2,055,111	121,374,856

		1,308,715,451

Chemicals — 2.7%
Ashland Global Holdings Inc.	1,829,486	146,303,995
Cabot Corp.	1,708,201	81,498,270
Chemours Co. (The)	4,761,803	114,283,272
Ingevity Corp.(a)(b)	1,222,570	128,577,687
Minerals Technologies Inc.(b)	1,030,418	55,137,667
NewMarket Corp.	254,506	102,041,636
Olin Corp.	4,816,604	105,531,794
PolyOne Corp.	2,264,235	71,074,337
RPM International Inc.	3,821,193	233,513,104
Scotts Miracle-Gro Co. (The)	1,148,027	113,080,659
Sensient Technologies Corp.	1,235,715	90,800,338
Valvoline Inc.	5,486,352	107,148,455

		1,348,991,214

Commercial Services & Supplies — 1.4%
Brink’s Co. (The)(b)	1,456,997	118,279,016
Clean Harbors Inc.(a)(b)	1,484,151	105,523,136
Deluxe Corp.	1,273,743	51,790,390
Healthcare Services Group Inc.	2,165,561	65,659,810
Herman Miller Inc.	1,722,707	77,005,003
HNI Corp.	1,261,812	44,642,909
MSA Safety Inc.	1,028,963	108,442,411
Stericycle Inc.(a)(b)	2,501,923	119,466,823

		690,809,498

Communications Equipment — 1.1%
Ciena Corp.(a)(b)	4,169,844	171,505,684
InterDigital Inc.	926,858	59,689,655
Lumentum Holdings Inc.(a)(b)	2,232,156	119,219,452
NetScout Systems Inc.(a)(b)	2,027,838	51,486,807
Plantronics Inc.	953,436	35,315,269
ViaSat Inc.(a)(b)	1,661,051	134,246,142

		571,463,009

Construction & Engineering — 1.5%
AECOM(a)(b)	4,583,897	173,500,502
Dycom Industries Inc.(a)(b)	922,611	54,314,110
EMCOR Group Inc.	1,636,087	144,139,265
Fluor Corp.	4,078,005	137,387,988
Granite Construction Inc.	1,363,019	65,670,255
MasTec Inc.(a)(b)	1,799,230	92,714,322

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Valmont Industries Inc.	638,577	$80,977,949

		748,704,391

Construction Materials — 0.2%
Eagle Materials Inc.(b)	1,288,963	119,486,870

Consumer Finance — 0.6%
Green Dot Corp., Class A(a)(b)	1,394,179	68,175,353
Navient Corp.	6,222,648	84,939,145
SLM Corp.	12,629,412	122,757,885

		275,872,383

Containers & Packaging — 1.2%
AptarGroup Inc.	1,842,166	229,054,921
Greif Inc., Class A, NVS	762,362	24,814,883
Owens-Illinois Inc.	4,535,356	78,325,598
Silgan Holdings Inc.	2,275,159	69,619,865
Sonoco Products Co.	2,919,127	190,735,758

		592,551,025

Distributors — 0.4%
Pool Corp.	1,159,403	221,445,973

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	1,653,118	74,472,966
Graham Holdings Co., Class B	127,231	87,793,207
Service Corp. International/U.S.	5,312,847	248,534,982
Sotheby’s(a)(b)	967,130	56,219,267
Weight Watchers International Inc.(a)(b)	1,127,387	21,533,092

		488,553,514

Electric Utilities — 1.6%
ALLETE Inc.	1,504,605	125,198,182
Hawaiian Electric Industries Inc.	3,182,813	138,611,506
IDACORP Inc.	1,472,020	147,834,969
OGE Energy Corp.	5,835,643	248,364,966
PNM Resources Inc.	2,327,219	118,478,719

		778,488,342

Electrical Equipment — 1.3%
Acuity Brands Inc.	1,165,515	160,736,174
EnerSys	1,249,391	85,583,283
Hubbell Inc.	1,589,082	207,216,293
nVent Electric PLC	4,643,775	115,119,182
Regal Beloit Corp.	1,248,970	102,053,339

		670,708,271

Electronic Equipment, Instruments & Components — 4.1%
Arrow Electronics Inc.(a)(b)	2,469,841	176,025,568
Avnet Inc.	3,105,599	140,590,467
Belden Inc.(b)	1,148,036	68,388,504
Cognex Corp.(b)	4,995,664	239,691,959
Coherent Inc.(a)(b)	702,549	95,806,607
Jabil Inc.	4,064,579	128,440,696
Littelfuse Inc.	721,813	127,695,938
National Instruments Corp.	3,267,604	137,206,692
SYNNEX Corp.	1,210,476	119,110,838
Tech Data Corp.(a)(b)	1,065,996	111,503,181
Trimble Inc.(a)(b)	7,335,551	330,906,706
Vishay Intertechnology Inc.	3,859,805	63,763,979
Zebra Technologies Corp., Class A(a)(b)	1,573,573	329,647,808

		2,068,778,943

Energy Equipment & Services — 0.9%
Apergy Corp.(a)(b)	2,259,990	75,800,065
Core Laboratories NV	1,297,515	67,834,084

Security	Shares	Value

Energy Equipment & Services (continued)
Ensco Rowan PLC, Class A(b)	5,725,600	$48,839,368
McDermott International Inc.(a)(b)	5,285,075	51,053,824
Oceaneering International Inc.(a)	2,890,996	58,947,408
Patterson-UTI Energy Inc.	6,056,456	69,709,809
Transocean Ltd.(a)(b)	14,771,754	94,686,943

		466,871,501

Entertainment — 1.0%
Cinemark Holdings Inc.	3,108,997	112,234,792
Live Nation Entertainment Inc.(a)(b)	4,071,907	269,763,839
World Wrestling Entertainment Inc., Class A(b)	1,272,501	91,887,297

		473,885,928

Equity Real Estate Investment Trusts (REITs) — 9.8%
Alexander & Baldwin Inc.	1,972,032	45,553,939
American Campus Communities Inc.	4,003,607	184,806,499
Brixmor Property Group Inc.	8,687,106	155,325,455
Camden Property Trust	2,818,485	294,221,649
CoreCivic Inc.	3,479,919	72,243,118
CoreSite Realty Corp.	1,078,033	124,157,061
Corporate Office Properties Trust	3,269,843	86,225,760
Cousins Properties Inc.	4,219,377	152,614,866
CyrusOne Inc.	3,297,905	190,355,077
Douglas Emmett Inc.	4,724,691	188,231,689
EastGroup Properties Inc.	1,073,791	124,538,280
EPR Properties	2,199,173	164,036,314
First Industrial Realty Trust Inc.	3,685,026	135,387,855
GEO Group Inc. (The)	3,537,163	74,315,795
Healthcare Realty Trust Inc.	3,775,245	118,240,673
Highwoods Properties Inc.	3,025,654	124,959,510
Hospitality Properties Trust	4,804,486	120,112,150
JBG SMITH Properties	3,526,020	138,713,627
Kilroy Realty Corp.	2,943,170	217,235,378
Lamar Advertising Co., Class A	2,493,886	201,281,539
Liberty Property Trust	4,322,655	216,305,656
Life Storage Inc.	1,362,464	129,543,077
Mack-Cali Realty Corp.	2,627,257	61,188,816
Medical Properties Trust Inc.	11,495,467	200,480,945
National Retail Properties Inc.	4,742,531	251,401,568
Omega Healthcare Investors Inc.	6,254,013	229,834,978
Pebblebrook Hotel Trust	3,810,977	107,393,332
PotlatchDeltic Corp.	1,978,261	77,112,614
PS Business Parks Inc.	584,955	98,582,466
Rayonier Inc.	3,781,741	114,586,752
Sabra Health Care REIT Inc.	5,247,443	103,322,153
Senior Housing Properties Trust	6,935,103	57,353,302
Tanger Factory Outlet Centers Inc.	2,754,606	44,652,163
Taubman Centers Inc.	1,782,352	72,773,432
Uniti Group Inc.	5,380,505	51,114,798
Urban Edge Properties	3,518,629	60,977,841
Weingarten Realty Investors	3,492,863	95,774,303

		4,884,954,430

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	1,069,534	166,836,609
Sprouts Farmers Market Inc.(a)(b)	3,425,650	64,710,528

		231,547,137

Food Products — 1.6%
Flowers Foods Inc.	5,360,658	124,742,512
Hain Celestial Group Inc. (The)(a)(b)	2,609,931	57,157,489
Ingredion Inc.	1,947,793	160,673,445
Lancaster Colony Corp.	569,836	84,677,630

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)(b)	1,944,256	$202,144,296
Sanderson Farms Inc.	568,726	77,665,222
Tootsie Roll Industries Inc.(b)	549,401	20,289,379
TreeHouse Foods Inc.(a)(b)	1,640,975	88,776,747

		816,126,720

Gas Utilities — 1.9%
National Fuel Gas Co.	2,520,810	132,972,728
New Jersey Resources Corp.	2,606,790	129,739,938
ONE Gas Inc.	1,536,035	138,703,961
Southwest Gas Holdings Inc.	1,560,078	139,814,190
Spire Inc.	1,482,450	124,407,204
UGI Corp.	5,077,932	271,212,348

		936,850,369

Health Care Equipment & Supplies — 3.9%
Avanos Medical Inc.(a)(b)	1,387,863	60,524,705
Cantel Medical Corp.(b)	1,058,577	85,363,649
Globus Medical Inc., Class A(a)(b)	2,236,603	94,608,307
Haemonetics Corp.(a)(b)	1,491,902	179,535,487
Hill-Rom Holdings Inc.	1,947,706	203,769,002
ICU Medical Inc.(a)(b)	487,834	122,890,263
Inogen Inc.(a)(b)	522,253	34,865,610
Integra LifeSciences Holdings Corp.(a)(b)	2,073,449	115,802,127
LivaNova PLC(a)	1,411,786	101,592,121
Masimo Corp.(a)	1,430,747	212,923,768
NuVasive Inc.(a)(b)	1,515,948	88,743,596
Steris PLC(a)	2,464,919	366,977,141
West Pharmaceutical Services Inc.	2,142,255	268,103,213

		1,935,698,989

Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	2,591,631	90,577,503
Amedisys Inc.(a)(b)	849,728	103,165,476
Chemed Corp.	464,694	167,680,183
Covetrus Inc.(a)(b)	2,806,595	68,649,314
Encompass Health Corp.	2,884,982	182,792,459
HealthEquity Inc.(a)(b)	1,594,383	104,272,648
MEDNAX Inc.(a)(b)	2,528,324	63,789,615
Molina Healthcare Inc.(a)(b)	1,825,515	261,304,217
Patterson Companies Inc.	2,422,363	55,472,113
Tenet Healthcare Corp.(a)(b)	2,437,763	50,364,184

		1,148,067,712

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	4,833,653	56,215,385
Medidata Solutions Inc.(a)(b)	1,814,136	164,197,449

		220,412,834

Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp.	2,337,743	62,978,796
Brinker International Inc.	1,097,867	43,201,066
Caesars Entertainment Corp.(a)(b)	17,057,674	201,621,707
Cheesecake Factory Inc. (The)	1,209,858	52,894,992
Churchill Downs Inc.	1,030,288	118,555,240
Cracker Barrel Old Country Store Inc.	701,943	119,842,728
Domino’s Pizza Inc.	1,198,292	333,460,698
Dunkin’ Brands Group Inc.	2,408,238	191,840,239
Eldorado Resorts Inc.(a)(b)	1,904,856	87,756,716
International Speedway Corp., Class A	701,018	31,468,698
Jack in the Box Inc.	751,169	61,137,645
Marriott Vacations Worldwide Corp.	1,139,455	109,843,462
Papa John’s International Inc.(b)	657,433	29,400,404
Penn National Gaming Inc.(a)(b)	3,120,007	60,091,335

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games Corp./DE, Class A(a)(b)	1,627,632	$32,259,666
Six Flags Entertainment Corp.	2,094,830	104,071,154
Texas Roadhouse Inc.	1,947,274	104,510,196
Wendy’s Co. (The)	5,327,519	104,312,822
Wyndham Destinations Inc.	2,735,190	120,074,841
Wyndham Hotels & Resorts Inc.	2,833,854	157,959,022

		2,127,281,427

Household Durables — 1.6%
Helen of Troy Ltd.(a)(b)	730,816	95,437,261
KB Home	2,462,147	63,351,042
NVR Inc.(a)(b)	98,379	331,561,825
Tempur Sealy International Inc.(a)(b)	1,338,941	98,238,101
Toll Brothers Inc.	3,867,116	141,613,788
TRI Pointe Group Inc.(a)(b)	4,135,390	49,500,618
Tupperware Brands Corp.	1,420,883	27,039,404

		806,742,039

Household Products — 0.1%
Energizer Holdings Inc.	1,857,801	71,785,431

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	1,663,482	233,569,508

Insurance — 5.3%
Alleghany Corp.(a)	421,021	286,761,613
American Financial Group Inc./OH	2,057,688	210,851,289
Brighthouse Financial Inc.(a)(b)	3,383,559	124,142,780
Brown & Brown Inc.	6,824,496	228,620,616
CNO Financial Group Inc.	4,685,526	78,154,574
First American Financial Corp.	3,265,988	175,383,556
Genworth Financial Inc., Class A(a)(b)	14,662,728	54,398,721
Hanover Insurance Group Inc. (The)(b)	1,185,456	152,094,005
Kemper Corp.	1,814,963	156,613,157
Mercury General Corp.	789,396	49,337,250
Old Republic International Corp.	8,315,372	186,098,025
Primerica Inc.	1,237,064	148,385,827
Reinsurance Group of America Inc.	1,825,547	284,840,098
RenaissanceRe Holdings Ltd.	1,287,355	229,162,064
WR Berkley Corp.(b)	4,221,427	278,318,682

		2,643,162,257

Interactive Media & Services — 0.2%
Cars.com Inc.(a)(b)	1,780,423	35,109,942
Yelp Inc.(a)(b)	2,076,975	70,991,005

		106,100,947

IT Services — 3.2%
CACI International Inc., Class A(a)(b)	726,405	148,615,199
CoreLogic Inc.(a)(b)	2,357,406	98,610,293
KBR Inc.	4,137,771	103,196,009
Leidos Holdings Inc.	4,204,167	335,702,735
LiveRamp Holdings Inc.(a)	2,015,135	97,693,745
MAXIMUS Inc.	1,863,978	135,212,964
Perspecta Inc.	4,079,844	95,509,148
Sabre Corp.	8,008,546	177,789,721
Science Applications International Corp.	1,486,978	128,712,816
WEX Inc.(a)(b)	1,260,854	262,383,717

		1,583,426,347

Leisure Products — 0.8%
Brunswick Corp./DE	2,542,683	116,683,723
Mattel Inc.(a)(b)	10,091,393	113,124,515

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Polaris Industries Inc.	1,674,208	$152,737,996

		382,546,234

Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories Inc., Class A(a)(b)	583,686	182,454,407
Bio-Techne Corp.(b)	1,104,099	230,193,600
Charles River Laboratories International Inc.(a)(b)	1,420,883	201,623,298
PRA Health Sciences Inc.(a)(b)	1,723,186	170,853,892
Syneos Health Inc.(a)(b)	1,788,503	91,374,618

		876,499,815

Machinery — 5.2%
AGCO Corp.	1,884,462	146,177,717
Colfax Corp.(a)(b)	2,770,137	77,646,940
Crane Co.	1,484,438	123,861,507
Donaldson Co. Inc.	3,716,151	189,003,440
Graco Inc.	4,854,451	243,596,351
IDEX Corp.	2,207,059	379,923,136
ITT Inc.	2,557,521	167,466,475
Kennametal Inc.	2,409,985	89,145,345
Lincoln Electric Holdings Inc.	1,834,791	151,039,995
Nordson Corp.	1,507,339	213,002,074
Oshkosh Corp.	2,038,237	170,172,407
Terex Corp.	1,833,215	57,562,951
Timken Co. (The)	1,996,694	102,510,270
Toro Co. (The)	3,102,385	207,549,557
Trinity Industries Inc.	3,770,724	78,242,523
Woodward Inc.	1,632,471	184,730,419

		2,581,631,107

Marine — 0.2%
Kirby Corp.(a)(b)	1,574,421	124,379,259

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	1,324,289	72,160,508
Cable One Inc.	144,525	169,237,330
John Wiley & Sons Inc., Class A	1,313,525	60,238,256
Meredith Corp.	1,167,813	64,299,784
New York Times Co. (The), Class A(b)	4,148,702	135,330,659
TEGNA Inc.	6,319,744	95,744,121

		597,010,658

Metals & Mining — 2.0%
Allegheny Technologies Inc.(a)(b)	3,685,166	92,866,183
Carpenter Technology Corp.	1,384,279	66,417,706
Commercial Metals Co.	3,426,650	61,165,703
Compass Minerals International Inc.	990,741	54,441,218
Reliance Steel & Aluminum Co.	1,960,023	185,457,376
Royal Gold Inc.	1,909,465	195,701,068
Steel Dynamics Inc.	6,454,386	194,922,457
U.S. Steel Corp.(b)	5,025,670	76,943,008
Worthington Industries Inc.	1,144,185	46,064,888

		973,979,607

Multi-Utilities — 0.8%
Black Hills Corp.	1,587,395	124,086,667
MDU Resources Group Inc.	5,787,328	149,313,062
NorthWestern Corp.	1,474,963	106,418,581

		379,818,310

Multiline Retail — 0.3%
Dillard’s Inc., Class A(b)	520,585	32,422,034
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,520,943	132,489,344

		164,911,378

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.2%
Callon Petroleum Co.(a)(b)	6,629,011	$43,685,183
Chesapeake Energy Corp.(a)(b)	30,558,371	59,588,823
CNX Resources Corp.(a)(b)	5,676,735	41,496,933
EQT Corp.	7,469,370	118,090,740
Equitrans Midstream Corp.(a)(b)	5,943,165	117,139,782
Matador Resources Co.(a)(b)	3,037,120	60,377,946
Murphy Oil Corp.	4,768,449	117,542,268
Oasis Petroleum Inc.(a)(b)	7,921,074	44,991,700
PBF Energy Inc., Class A	3,495,173	109,398,915
QEP Resources Inc.(a)(b)	6,905,640	49,927,777
Range Resources Corp.(b)	6,039,486	42,155,612
SM Energy Co.(b)	3,006,892	37,646,288
Southwestern Energy Co.(a)(b)	15,777,724	49,857,608
World Fuel Services Corp.	1,969,996	70,841,056
WPX Energy Inc.(a)(b)	11,597,006	133,481,539

		1,096,222,170

Paper & Forest Products — 0.4%
Domtar Corp.	1,841,948	82,021,944
Louisiana-Pacific Corp.	3,598,321	94,347,977

		176,369,921

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	1,584,250	42,695,537
Nu Skin Enterprises Inc., Class A	1,621,243	79,959,705

		122,655,242

Pharmaceuticals — 0.6%
Catalent Inc.(a)(b)	4,245,770	230,163,191
Mallinckrodt PLC(a)(b)	2,423,895	22,251,356
Prestige Consumer Healthcare Inc.(a)(b)	1,516,754	48,050,767

		300,465,314

Professional Services — 0.8%
ASGN Inc.(a)(b)	1,543,189	93,517,253
Insperity Inc.	1,096,863	133,970,847
ManpowerGroup Inc.	1,742,589	168,334,098

		395,822,198

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(b)	1,332,902	187,525,982

Road & Rail — 1.8%
Avis Budget Group Inc.(a)(b)	1,866,614	65,630,148
Genesee & Wyoming Inc., Class A(a)(b)	1,646,229	164,622,900
Knight-Swift Transportation Holdings Inc.(b)	3,639,448	119,519,473
Landstar System Inc.	1,172,076	126,572,487
Old Dominion Freight Line Inc.(b)	1,887,861	281,782,133
Ryder System Inc.	1,555,846	90,705,822
Werner Enterprises Inc.	1,272,341	39,544,358

		888,377,321

Semiconductors & Semiconductor Equipment — 3.6%
Cirrus Logic Inc.(a)(b)	1,697,976	74,201,551
Cree Inc.(a)(b)	3,066,532	172,277,768
Cypress Semiconductor Corp.	10,667,966	237,255,564
First Solar Inc.(a)(b)	2,216,210	145,560,673
MKS Instruments Inc.	1,588,348	123,716,426
Monolithic Power Systems Inc.	1,157,420	157,154,488
Semtech Corp.(a)(b)	1,948,084	93,605,436
Silicon Laboratories Inc.(a)(b)	1,266,298	130,935,213
Synaptics Inc.(a)(b)	1,013,236	29,525,697
Teradyne Inc.	4,996,627	239,388,400
Universal Display Corp.(b)	1,238,641	232,938,826

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Versum Materials Inc.	3,187,897	$164,431,727

		1,800,991,769

Software — 3.4%
ACI Worldwide Inc.(a)(b)	3,230,228	110,926,030
Blackbaud Inc.(b)	1,437,041	119,992,923
CDK Global Inc.	3,532,466	174,645,119
CommVault Systems Inc.(a)(b)	1,118,336	55,491,832
Fair Isaac Corp.(a)(b)	845,135	265,389,293
j2 Global Inc.	1,358,903	120,792,888
LogMeIn Inc.	1,446,948	106,611,129
Manhattan Associates Inc.(a)(b)	1,887,231	130,841,725
PTC Inc.(a)(b)	3,018,407	270,932,212
Teradata Corp.(a)(b)	3,411,119	122,288,616
Tyler Technologies Inc.(a)(b)	1,118,798	241,682,744

		1,719,594,511

Specialty Retail — 1.9%
Aaron’s Inc.(b)	1,977,307	121,426,423
American Eagle Outfitters Inc.	4,780,177	80,784,991
AutoNation Inc.(a)(b)	1,668,077	69,959,149
Bed Bath & Beyond Inc.(b)	3,836,097	44,575,447
Dick’s Sporting Goods Inc.	1,961,306	67,920,027
Five Below Inc.(a)(b)	1,630,899	195,740,498
Michaels Companies Inc. (The)(a)(b)	2,620,307	22,796,671
Murphy USA Inc.(a)(b)	872,187	73,289,874
Sally Beauty Holdings Inc.(a)(b)	3,525,641	47,032,051
Signet Jewelers Ltd.	1,531,129	27,376,586
Urban Outfitters Inc.(a)(b)	1,991,553	45,307,831
Williams-Sonoma Inc.	2,302,504	149,662,760

		945,872,308

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,508,950	109,128,345

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	1,320,850	128,835,709
Deckers Outdoor Corp.(a)(b)	851,099	149,767,891
Skechers U.S.A. Inc., Class A(a)(b)	3,926,285	123,638,715

		402,242,315

Thrifts & Mortgage Finance — 0.6%
LendingTree Inc.(a)(b)	218,308	91,695,909
New York Community Bancorp. Inc.	13,651,528	136,242,249

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Washington Federal Inc.	2,350,245	$82,094,058

		310,032,216

Trading Companies & Distributors — 0.8%
GATX Corp.	1,057,632	83,859,641
MSC Industrial Direct Co. Inc., Class A	1,311,138	97,365,108
NOW Inc.(a)(b)	3,159,161	46,629,216
Watsco Inc.	939,033	153,560,067

		381,414,032

Water Utilities — 0.5%
Aqua America Inc.	6,289,375	260,191,444

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	2,739,207	83,271,893

Total Common Stocks — 99.9% (Cost: $45,095,914,401)		49,829,708,489

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	2,876,202,984	2,877,641,086
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	69,271,728	69,271,728

		2,946,912,814

Total Short-Term Investments — 5.9% (Cost: $2,945,916,359)		2,946,912,814

Total Investments in Securities — 105.8% (Cost: $48,041,830,760)		52,776,621,303

Other Assets, Less Liabilities — (5.8)%		(2,875,076,601)

Net Assets — 100.0%		$49,901,544,702

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,341,241,894	534,961,090	2,876,202,984	$2,877,641,086	$1,859,144	(a)	$(25,145)	$246,608
BlackRock Cash Funds: Treasury, SL Agency Shares	64,832,167	4,439,561	69,271,728	69,271,728	469,739		—	—

				$2,946,912,814	$2,328,883		$(25,145)	$246,608

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	276	09/20/19	$53,820	$793,618

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$49,829,708,489	$—	$—	$49,829,708,489
Money Market Funds	2,946,912,814	—	—	2,946,912,814

	$52,776,621,303	$—	$—	$52,776,621,303

Derivative financial instruments(a)
Assets
Futures Contracts	$793,618	$—	$—	$793,618

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares